COMMITMENTS AND CONTINGENT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Maximum USD ($)	Dec. 31, 2014 Maximum ILS	Nov. 29, 2009 Periscope [Member] USD ($)
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Monthly lease amount	$ 70,000
Future minimum lease commitments
2015	749,000
2016	604,000
2017	604,000
2018	604,000
2019	201,000
Total	2,762,000
Registration Payment Arrangement [Line Items]
Bank guarantee	5,100,000	131,000	510,000
Investment amount				2,000,000
Incremental investment				1,000,000
Additional fee				$ 25,000,000
Percentage of investment amount				6.00%
Percentage of share capital				3.00%
Additional percentage of share capital				1.00%